Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Granted 2014 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 7.15	$ 6.77	$ 7.43
Granted 2015 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	0	6.92	7.59
Granted 2016 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.36	4.21	4.68
Granted 2017 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.01	3.89	4.35
Granted 2018 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	3.99	3.89	0
Granted 2019 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 5.42	$ 0	$ 0